Share premium (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Increase (decrease) in share premium to cope with capital increase		€ (4,034)	€ (361)	€ 1,491
Transfers between equity items		0	0
Dividends recognised as distributions to owners	€ 477	1,961	826	3,612
Transfer of share premium to legal reserve			72	€ 38
Share premium
Disclosure of classes of share capital [line items]
Transfers between equity items		3,557
Dividends recognised as distributions to owners		€ 477	€ 361